Segment Information (Tables)	9 Months Ended
Sep. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Total assets by business segment as of September 30, 2015 and December 31, 2014 are as follows (in thousands):

	September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Total assets	$437,509	$115,976	$21,609	$390,441	$965,535

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Selected financial information related to our segments is presented below for the three and nine months ended September 30, 2015 and 2014 (in thousands):

	Three Months Ended September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Sales	$60,394	$19,745	$—	$—	$80,139
Depreciation expense	3,500	827	46	1,895	6,268
Amortization expense	2,025	469	52	—	2,546
Segment operating income (loss)	$2,219	$(2,627)	$(3,952)	$(16,759)	$(21,119)
Other:
Inventory step-up amortization					(20)
Distributor conversion and non-compete charges					(16)
Due diligence, transaction and transition expenses					(19,887)
Operating loss					(41,042)
Interest expense, net					11,185
Other (income) expense, net					10,236
Loss before income taxes					$(62,463)
Capital expenditures	$7,154	$1,094	$11	$—	$8,259

	Three Months Ended September 30, 2014
	U.S.	International	BioMimetic	Corporate	Total
Sales	$51,297	$20,010	$—	$—	$71,307
Depreciation expense	2,414	841	108	1,291	4,654
Amortization expense	1,293	547	77	—	1,917
Segment operating income (loss)	$6,448	$(3,213)	$(2,601)	$(15,660)	$(15,026)
Other:
Inventory step-up amortization					(302)
Distributor conversion and non-compete charges					(478)
Patent Dispute Settlement					(900)
Management Changes					(1,203)
Due diligence, transaction and transition expenses					(2,740)
Operating loss					(20,649)
Interest expense, net					4,565
Other (income) expense, net					21,430
Loss before income taxes					$(46,644)
Capital expenditures	$4,267	$3,290	$—	$3,865	$11,422

	Nine Months Ended September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Sales	$176,150	$62,343	$—	$—	$238,493
Depreciation expense	9,693	2,330	127	4,816	16,966
Amortization expense	6,132	1,402	142	—	7,676
Segment operating income (loss)	$8,021	$(8,658)	$(11,051)	$(53,643)	$(65,331)
Other:
Inventory step-up amortization					(69)
Distributor conversion and non-compete charges					(65)
Due diligence, transaction and transition expenses					(43,040)
Operating loss					(108,505)
Interest expense, net					29,793
Other (income) expense, net					7,395
Loss before income taxes					$(145,693)
Capital expenditures	$30,361	$3,572	$55	$25	$34,013

	Nine Months Ended September 30, 2014
	U.S.	International	BioMimetic	Corporate	Total
Sales	$149,591	$65,142	$—	$—	$214,733
Depreciation expense	7,093	2,246	324	3,831	13,494
Amortization expense	3,820	1,663	231	1	5,715
Segment operating income (loss)	$12,914	$(2,385)	$(9,385)	$(52,658)	$(51,514)
Other:
Inventory step-up amortization					(1,521)
Distributor conversion and non-compete charges					(1,698)
Patent Dispute Settlement					(900)
Management Changes					(1,203)
Due diligence, transaction and transition expenses					(16,030)
Operating loss					(72,866)
Interest expense, net					12,873
Other (income) expense, net					54,986
Loss before income taxes					$(140,725)
Capital expenditures	$13,464	$7,597	$39	$14,606	$35,706

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table presents net sales by geographic area for the three and nine months ended September 30, 2015 and 2014 are as follows (in thousands):

	Three Months Ended			Nine Months Ended
Geographic	September 30, 2015	September 30, 2014	% change	September 30, 2015	September 30, 2014	% change
United States	$60,394	$51,297	17.7%	$176,150	$149,591	17.8%
Europe	10,718	11,180	(4.1%)	34,951	36,615	(4.5%)
Other	9,027	8,830	2.2%	27,392	28,527	(4.0%)
Total net sales	$80,139	$71,307	12.4%	$238,493	$214,733	11.1%

Long-lived assets by geographic area as of September 30, 2015 and December 31, 2014 are as follows (in thousands):

Long-Lived Assets:	September 30, 2015	December 31, 2014
United States	$110,994	$92,822
Europe	8,165	8,065
Other	3,291	3,348
Total	$122,450	$104,235